UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015



[LOGO OF USAA]
   USAA(R)

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA AGGRESSIVE GROWTH FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2015

 ===============================================

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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR
INVESTORS TO FOCUS LESS ON WHAT'S HAPPENING         [PHOTO OF BROOKS ENGLEHARDT]
DAY-TO-DAY IN THE FINANCIAL MARKETS AND MORE
ON THEIR OWN FINANCIAL WELL-BEING."

--------------------------------------------------------------------------------

MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

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

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  it--to raise short-term interest rates. Elsewhere, central banks continued to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  10

    Notes to Portfolio of Investments                                         18

    Financial Statements                                                      19

    Notes to Financial Statements                                             22

EXPENSE EXAMPLE                                                               37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202720-0315

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

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FUND OBJECTIVE

THE USAA AGGRESSIVE GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in equity securities of large companies that are selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP            Winslow Capital Management, LLC
    PAUL E. MARRKAND, CFA                         CLARK J. WINSLOW
                                                  JUSTIN H. KELLY, CFA
                                                  PATRICK M. BURTON, CFA

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o   HOW DID THE OVERALL MARKET PERFORM DURING THE REPORTING PERIOD?

    Domestic equity markets were strong over the six-month reporting period ended January 31, 2015, led by the resurgent U.S. consumer. Gross domestic product growth rebounded from the weather-related weak first quarter of 2014. In spite of the improving U.S. economy, inflation remained well contained and developed market interest rates declined. Nonetheless, developed markets outside the United States continued to struggle, despite accommodative monetary polices by central banks in Europe, Japan, and China attempting to boost growth. For the six-month reporting period, eight of the ten sectors within the Russell 1000(R) Growth Index (the Index) posted positive returns. Health care, utilities, and consumer staples were the top-performing sectors, while energy and telecommunication services sectors lagged.

o HOW DID THE USAA AGGRESSIVE GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. For the six-month reporting period ended January 31, 2015, the Fund

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    Shares and Institutional Shares had total returns of 6.29% and 6.39%, respectively. This compares to returns of 6.34% for the Index and 5.25% for the Lipper Large-Cap Growth Funds Index.

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. Wellington Management Company, LLP (Wellington Management) and Winslow Capital Management, LLC (Winslow Capital) are subadvisers to the Fund. The subadvisers each provide day-to-day discretionary management for a portion of the Fund's assets.

o HOW DID WELLINGTON MANAGEMENT'S PORTION OF THE FUND PERFORM OVER THE REPORTING PERIOD?

    The portion of the Fund managed by Wellington Management underperformed the Index during the reporting period. Stock selections represented the primary detractor from relative performance, as selection in financials, health care, and information technology subtracted from performance results. Partially offsetting these negative results was stock selection in the materials, consumer staples, and consumer discretionary sectors. Sector allocation also contributed to relative performance during the reporting period. An overweight allocation to the strong-performing health care segment, combined with an underweight allocation to energy and materials, contributed to returns. Individual detractors during the period included holdings in Apache Corp.*, Devon Energy Corp., and National Oilwell Varco*, Inc. A lack of holdings in IBM Corp.* and Schlumberger Ltd.*, index constituents, along with a position in Monster Beverage Corp., contributed the most to relative return during the reporting period.

    *Apache Corp., National Oilwell Varco, Inc., IBM Corp., and Schlumberger Ltd. were sold out of the Fund prior to January 31, 2015.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

o HOW DID WINSLOW CAPITAL'S PORTION OF THE PORTFOLIO PERFORM OVER THE REPORTING PERIOD?

    The portion of the Fund managed by Winslow Capital outperformed the Index during the reporting period, with positions in information technology and health care proving the top performers. Within the information technology sector, stock selection drove positive relative return, with Visa, Inc. "A" the credit card company and Alibaba Group Holding Ltd. ADR the Chinese Internet service provider as the standouts. Within health care, Winslow Capital's longstanding overweight position represented the main driver of relative performance, while stock selection also made a positive contribution. The biopharmaceutical company Celgene Corp. and the health insurance provider UnitedHealth Group, Inc. led the sector. Conversely, stock selection in consumer discretionary and financials sectors detracted from returns. Within the consumer discretionary sector, Winslow Capital's position in the online travel company Priceline Group Inc. underperformed primarily due to currency headwinds. Within financials, the credit card company American Express Co. underperformed.

    Thank you for your continued investment in the Fund.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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4  | USAA AGGRESSIVE GROWTH FUND

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INVESTMENT OVERVIEW

USAA AGGRESSIVE GROWTH FUND SHARES (FUND SHARES) (Ticker Symbol: USAUX)


--------------------------------------------------------------------------------
                                           1/31/15                7/31/14
--------------------------------------------------------------------------------

Net Assets                              $1.1 Billion            $1.1 Billion
Net Asset Value Per Share                  $38.67                  $40.90


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
  7/31/14 - 1/31/15*        1 YEAR               5 YEARS              10 YEARS

        6.29%               11.16%               14.48%                6.66%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                        5 YEARS                         10 YEARS

    10.71%                        13.91%                           6.47%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                       0.93%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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                         o CUMULATIVE PERFORMANCE COMPARISON o

                      [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  RUSSELL 1000 GROWTH       LIPPER LARGE-CAP     USAA AGGRESSIVE GROWTH
                         INDEX             GROWTH FUNDS INDEX          FUND SHARES
01/31/2005              $10,000.00             $10,000.00              $10,000.00
02/28/2005               10,106.42              10,065.45               10,056.84
03/31/2005                9,922.29               9,882.09                9,907.64
04/30/2005                9,733.34               9,667.27                9,822.38
05/31/2005               10,204.26              10,203.85               10,255.77
06/30/2005               10,166.64              10,224.21               10,373.00
07/31/2005               10,663.54              10,738.32               10,749.56
08/31/2005               10,526.21              10,623.73               10,564.83
09/30/2005               10,574.68              10,750.91               10,714.03
10/31/2005               10,471.89              10,681.28               10,593.25
11/30/2005               10,923.71              11,170.18               11,072.82
12/31/2005               10,889.46              11,141.57               11,137.74
01/31/2006               11,080.63              11,445.37               11,429.16
02/28/2006               11,063.03              11,290.98               11,372.30
03/31/2006               11,226.38              11,399.85               11,468.25
04/30/2006               11,211.11              11,381.94               11,464.70
05/31/2006               10,831.11              10,850.96               10,974.27
06/30/2006               10,788.37              10,815.30               10,963.60
07/31/2006               10,582.89              10,538.40               10,618.88
08/31/2006               10,913.07              10,782.40               10,689.96
09/30/2006               11,212.94              11,014.89               10,928.07
10/31/2006               11,607.12              11,346.28               11,258.57
11/30/2006               11,837.45              11,605.51               11,528.67
12/31/2006               11,877.54              11,666.91               11,731.23
01/31/2007               12,182.86              11,968.03               12,278.53
02/28/2007               11,953.87              11,697.88               11,841.40
03/31/2007               12,018.70              11,785.91               11,798.76
04/30/2007               12,584.54              12,264.40               12,139.93
05/31/2007               13,037.27              12,679.72               12,609.03
06/30/2007               12,842.66              12,560.13               12,484.65
07/31/2007               12,643.56              12,400.76               12,338.94
08/31/2007               12,845.03              12,605.11               12,594.82
09/30/2007               13,383.11              13,374.03               13,476.17
10/31/2007               13,838.59              13,971.68               14,275.79
11/30/2007               13,328.82              13,402.07               13,550.80
12/31/2007               13,280.62              13,413.77               13,477.08
01/31/2008               12,245.04              12,265.94               12,326.38
02/29/2008               12,001.84              12,010.41               11,895.31
03/31/2008               11,928.77              11,908.21               11,653.06
04/30/2008               12,555.03              12,642.04               12,390.51
05/31/2008               13,015.22              12,987.21               12,590.01
06/30/2008               12,077.84              12,031.74               11,653.06
07/31/2008               11,848.21              11,794.33               11,535.50
08/31/2008               11,975.78              11,825.82               11,435.75
09/30/2008               10,588.93              10,309.99               10,181.73
10/31/2008                8,724.65               8,509.38                8,674.78
11/30/2008                8,030.79               7,655.76                7,755.64
12/31/2008                8,175.93               7,861.40                7,884.83
01/31/2009                7,782.63               7,455.02                7,256.77
02/28/2009                7,197.15               6,968.75                6,772.27
03/31/2009                7,839.11               7,567.61                7,228.06
04/30/2009                8,591.71               8,369.42                7,949.43
05/31/2009                9,017.62               8,827.62                8,494.94
06/30/2009                9,118.50               8,831.09                8,297.55
07/31/2009                9,766.15               9,496.54                8,911.26
08/31/2009                9,968.69               9,683.88                9,162.48
09/30/2009               10,392.72              10,148.94                9,560.85
10/31/2009               10,251.95               9,948.14                9,388.58
11/30/2009               10,881.75              10,548.18               10,084.83
12/31/2009               11,218.09              10,887.98               10,140.07
01/31/2010               10,728.58              10,317.54                9,696.69
02/28/2010               11,097.28              10,683.54                9,974.25
03/31/2010               11,739.17              11,354.58               10,677.17
04/30/2010               11,870.35              11,471.37               10,835.78
05/31/2010               10,964.15              10,549.83               10,049.95
06/30/2010               10,360.40               9,942.66                9,365.05
07/31/2010               11,099.43              10,617.03                9,934.60
08/31/2010               10,581.20              10,095.82                9,422.73
09/30/2010               11,707.57              11,178.02               10,565.42
10/31/2010               12,266.72              11,765.05               11,066.48
11/30/2010               12,409.18              11,882.79               11,199.85
12/31/2010               13,092.70              12,534.79               11,895.42
01/31/2011               13,425.89              12,782.13               12,162.25
02/28/2011               13,865.28              13,127.99               12,558.88
03/31/2011               13,882.21              13,134.60               12,641.81
04/30/2011               14,347.11              13,532.87               13,045.66
05/31/2011               14,190.92              13,368.17               12,829.31
06/30/2011               13,987.38              13,191.20               12,634.60
07/31/2011               13,847.18              13,120.62               12,465.13
08/31/2011               13,116.41              12,238.48               11,610.57
09/30/2011               12,149.93              11,170.44               10,600.95
10/31/2011               13,483.25              12,511.14               11,985.57
11/30/2011               13,481.95              12,357.17               11,819.70
12/31/2011               13,438.60              12,170.73               11,599.75
01/31/2012               14,240.78              13,004.99               12,461.53
02/29/2012               14,921.84              13,770.91               13,103.35
03/31/2012               15,412.64              14,257.53               13,604.55
04/30/2012               15,388.84              14,152.72               13,417.05
05/31/2012               14,401.70              13,067.63               12,299.27
06/30/2012               14,792.75              13,357.06               12,634.60
07/31/2012               14,991.05              13,377.72               12,652.63
08/31/2012               15,394.37              13,880.13               13,103.35
09/30/2012               15,696.27              14,220.95               13,370.18
10/31/2012               15,238.15              13,726.55               12,775.23
11/30/2012               15,493.32              14,031.96               13,092.54
12/31/2012               15,489.04              14,108.07               13,064.04
01/31/2013               16,152.89              14,717.03               13,655.14
02/28/2013               16,353.89              14,795.66               13,747.00
03/31/2013               16,967.38              15,260.89               14,226.26
04/30/2013               17,327.53              15,458.70               14,398.00
05/31/2013               17,649.43              15,866.08               14,845.32
06/30/2013               17,317.31              15,544.62               14,585.71
07/31/2013               18,235.50              16,516.53               15,352.54
08/31/2013               17,922.97              16,317.99               15,068.98
09/30/2013               18,721.68              17,250.94               15,875.74
10/31/2013               19,549.84              17,974.43               16,534.74
11/30/2013               20,101.33              18,511.67               17,053.94
12/31/2013               20,675.52              19,103.79               17,561.45
01/31/2014               20,086.10              18,647.76               17,149.27
02/28/2014               21,119.98              19,717.32               18,043.78
03/31/2014               20,906.99              19,082.54               17,504.44
04/30/2014               20,907.83              18,750.71               17,122.96
05/31/2014               21,559.42              19,431.48               17,802.61
06/30/2014               21,979.58              19,907.44               18,157.79
07/31/2014               21,643.13              19,701.23               17,934.16
08/31/2014               22,634.77              20,518.85               18,705.90
09/30/2014               22,306.42              20,161.02               18,482.27
10/31/2014               22,894.23              20,750.42               19,039.15
11/30/2014               23,619.71              21,273.10               19,674.96
12/31/2014               23,373.64              21,078.55               19,442.66
01/31/2015               23,015.72              20,735.48               19,063.08

                                      [END CHART]

         Data from 1/31/05 to 1/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Shares to the following benchmarks:

o The unmanaged Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

6  | USAA AGGRESSIVE GROWTH FUND

================================================================================

USAA AGGRESSIVE GROWTH FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIAGX)


--------------------------------------------------------------------------------
                                           1/31/15                    7/31/14
--------------------------------------------------------------------------------

Net Assets                            $150.9 Million              $119.1 Million
Net Asset Value Per Share                 $38.96                      $41.22


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
  7/31/14 - 1/31/15*    1 YEAR          5 YEARS          SINCE INCEPTION 8/01/08

        6.39%           11.42%           14.88%                    8.58%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
     1 YEAR                    5 YEARS                   SINCE INCEPTION 8/01/08

     10.97%                     14.32%                            9.04%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                       0.68%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                             USAA AGGRESSIVE GROWTH
               RUSSELL 1000 GROWTH      LIPPER LARGE-CAP       FUND INSTITUTIONAL
                      INDEX            GROWTH FUNDS INDEX           SHARES
07/31/2008           $10,000.00            $10,000.00             $10,000.00
08/31/2008            10,107.67             10,026.70              10,012.48
09/30/2008             8,937.16              8,741.47               8,914.54
10/31/2008             7,363.69              7,214.80               7,595.13
11/30/2008             6,778.06              6,491.05               6,790.39
12/31/2008             6,900.56              6,665.41               6,909.17
01/31/2009             6,568.61              6,320.85               6,357.57
02/28/2009             6,074.46              5,908.55               5,938.36
03/31/2009             6,616.28              6,416.31               6,341.81
04/30/2009             7,251.48              7,096.14               6,978.52
05/31/2009             7,610.95              7,484.63               7,460.77
06/30/2009             7,696.10              7,487.57               7,290.56
07/31/2009             8,242.73              8,051.78               7,832.71
08/31/2009             8,413.67              8,210.62               8,056.50
09/30/2009             8,771.55              8,604.93               8,409.52
10/31/2009             8,652.74              8,434.67               8,261.38
11/30/2009             9,184.30              8,943.43               8,879.17
12/31/2009             9,468.18              9,231.53               8,926.20
01/31/2010             9,055.02              8,747.88               8,538.24
02/28/2010             9,366.21              9,058.20               8,789.46
03/31/2010             9,907.97              9,627.15               9,412.73
04/30/2010            10,018.69              9,726.17               9,552.65
05/31/2010             9,253.84              8,944.83               8,865.78
06/30/2010             8,744.28              8,430.03               8,264.76
07/31/2010             9,368.02              9,001.80               8,770.38
08/31/2010             8,930.63              8,559.89               8,318.82
09/30/2010             9,881.30              9,477.45               9,330.05
10/31/2010            10,353.23              9,975.17               9,778.43
11/30/2010            10,473.47             10,075.00               9,899.27
12/31/2010            11,050.36             10,627.81              10,517.15
01/31/2011            11,331.58             10,837.52              10,759.87
02/28/2011            11,702.43             11,130.76              11,114.38
03/31/2011            11,716.72             11,136.36              11,191.03
04/30/2011            12,109.10             11,474.04              11,548.74
05/31/2011            11,977.27             11,334.40              11,363.50
06/30/2011            11,805.49             11,184.35              11,194.23
07/31/2011            11,687.16             11,124.51              11,050.51
08/31/2011            11,070.37             10,376.57              10,296.77
09/30/2011            10,254.66              9,471.02               9,405.71
10/31/2011            11,380.00             10,607.76              10,635.32
11/30/2011            11,378.90             10,477.21              10,491.60
12/31/2011            11,342.31             10,319.13              10,299.97
01/31/2012            12,019.35             11,026.47              11,066.48
02/29/2012            12,594.17             11,675.87              11,641.36
03/31/2012            13,008.42             12,088.46              12,091.68
04/30/2012            12,988.33             11,999.59              11,928.80
05/31/2012            12,155.17             11,079.58              10,938.73
06/30/2012            12,485.22             11,324.98              11,238.94
07/31/2012            12,652.59             11,342.50              11,261.30
08/31/2012            12,992.99             11,768.47              11,666.91
09/30/2012            13,247.80             12,057.45              11,909.64
10/31/2012            12,861.15             11,638.25              11,382.66
11/30/2012            13,076.51             11,897.21              11,670.10
12/31/2012            13,072.90             11,961.73              11,647.13
01/31/2013            13,633.19             12,478.05              12,179.13
02/28/2013            13,802.84             12,544.72              12,264.25
03/31/2013            14,320.63             12,939.17              12,696.94
04/30/2013            14,624.61             13,106.88              12,852.99
05/31/2013            14,896.29             13,452.29              13,257.30
06/30/2013            14,615.98             13,179.73              13,026.77
07/31/2013            15,390.94             14,003.78              13,714.82
08/31/2013            15,127.16             13,835.45              13,466.56
09/30/2013            15,801.28             14,626.46              14,190.07
10/31/2013            16,500.26             15,239.89              14,782.36
11/30/2013            16,965.71             15,695.40              15,246.97
12/31/2013            17,450.34             16,197.44              15,704.57
01/31/2014            16,952.86             15,810.78              15,334.46
02/28/2014            17,825.47             16,717.63              16,137.02
03/31/2014            17,645.70             16,179.41              15,657.82
04/30/2014            17,646.42             15,898.07              15,318.88
05/31/2014            18,196.36             16,475.27              15,930.54
06/30/2014            18,550.98             16,878.82              16,253.90
07/31/2014            18,267.01             16,703.98              16,059.10
08/31/2014            19,103.97             17,397.21              16,756.48
09/30/2014            18,826.84             17,093.82              16,553.89
10/31/2014            19,322.96             17,593.55              17,060.36
11/30/2014            19,935.27             18,036.71              17,633.07
12/31/2014            19,727.58             17,871.76              17,427.74
01/31/2015            19,425.49             17,580.88              17,085.66

                                    [END CHART]

         Data from 7/31/08 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Institutional Shares to the Fund's benchmarks listed above (see page 6 for benchmark definitions).

*The performance of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA AGGRESSIVE GROWTH FUND

================================================================================

                o TOP 10 HOLDINGS - 1/31/15 o
                      (% of Net Assets)

Apple, Inc. ............................................ 6.6%
Visa, Inc. "A" ......................................... 2.8%
Gilead Sciences, Inc. .................................. 2.4%
Celgene Corp. .......................................... 2.3%
Union Pacific Corp. .................................... 2.1%
Microsoft Corp. ........................................ 2.0%
Facebook, Inc. "A" ..................................... 1.9%
Google, Inc. "C" ....................................... 1.9%
Biogen Idec, Inc. ...................................... 1.8%
Oracle Corp. ........................................... 1.7%

                 o ASSET ALLOCATION - 1/31/15 o

                 [PIE CHART OF ASSET ALLOCATION]

Information Technology ................................... 36.9%
Health Care .............................................. 20.6%
Consumer Discretionary ................................... 17.9%
Industrials ..............................................  8.1%
Consumer Staples .........................................  5.4%
Financials ...............................................  4.4%
Materials ................................................  2.9%
Telecommunication Services ...............................  2.1%
Energy ...................................................  0.8%
Money Market Instruments .................................  1.1%

                           [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-17.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMMON STOCKS (99.1%)

             CONSUMER DISCRETIONARY (17.9%)
             ------------------------------
             APPAREL RETAIL (0.5%)
    99,003   TJX Companies, Inc.                                                         $    6,528
                                                                                         ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
    57,800   Under Armour, Inc. "A"*                                                          4,166
                                                                                         ----------
             AUTOMOBILE MANUFACTURERS (0.4%)
    25,700   Tesla Motors, Inc.*                                                              5,233
                                                                                         ----------
             AUTOMOTIVE RETAIL (1.0%)
    43,431   Advance Auto Parts, Inc.                                                         6,905
    35,619   O'Reilly Automotive, Inc.*                                                       6,674
                                                                                         ----------
                                                                                             13,579
                                                                                         ----------
             BROADCASTING (0.3%)
    33,252   Discovery Communications, Inc. "A"*                                                964
    37,458   Scripps Networks Interactive "A"                                                 2,663
                                                                                         ----------
                                                                                              3,627
                                                                                         ----------
             CABLE & SATELLITE (2.4%)
   336,035   Comcast Corp. "A"                                                               17,858
    48,542   DIRECTV*                                                                         4,140
   210,700   Liberty Global plc "C"*                                                          9,606
                                                                                         ----------
                                                                                             31,604
                                                                                         ----------
             CASINOS & GAMING (0.3%)
   100,900   MGM Resorts International*                                                       1,965
    14,801   Wynn Resorts Ltd.                                                                2,190
                                                                                         ----------
                                                                                              4,155
                                                                                         ----------
             FOOTWEAR (1.0%)
   143,500   NIKE, Inc. "B"                                                                  13,238
                                                                                         ----------
             GENERAL MERCHANDISE STORES (0.6%)
   124,600   Dollar General Corp.*                                                            8,356
                                                                                         ----------
             HOME IMPROVEMENT RETAIL (1.9%)
   167,362   Home Depot, Inc.                                                                17,476
   102,297   Lowe's Companies, Inc.                                                           6,932
                                                                                         ----------
                                                                                             24,408
                                                                                         ----------

================================================================================

10  | USAA AGGRESSIVE GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HOMEBUILDING (0.4%)
   225,810   PulteGroup, Inc.                                                            $    4,649
                                                                                         ----------
             HOTELS, RESORTS & CRUISE LINES (1.4%)
   450,500   Hilton Worldwide Holdings, Inc.*                                                11,700
    71,166   Wyndham Worldwide Corp.                                                          5,963
                                                                                         ----------
                                                                                             17,663
                                                                                         ----------
             INTERNET RETAIL (2.9%)
    55,768   Amazon.com, Inc.*                                                               19,771
    37,529   Expedia, Inc.                                                                    3,225
    14,562   Priceline Group, Inc.*                                                          14,700
                                                                                         ----------
                                                                                             37,696
                                                                                         ----------
             MOVIES & ENTERTAINMENT (1.8%)
   408,520   Twenty-First Century Fox, Inc. "A"                                              13,546
   100,900   Walt Disney Co.                                                                  9,178
                                                                                         ----------
                                                                                             22,724
                                                                                         ----------
             RESTAURANTS (2.0%)
    16,682   Chipotle Mexican Grill, Inc.*                                                   11,841
   160,400   Starbucks Corp.                                                                 14,040
                                                                                         ----------
                                                                                             25,881
                                                                                         ----------
             SPECIALTY STORES (0.7%)
    65,200   Ulta Salon, Cosmetics & Fragrance, Inc.*                                         8,603
                                                                                         ----------
             Total Consumer Discretionary                                                   232,110
                                                                                         ----------
             CONSUMER STAPLES (5.4%)
             -----------------------
             BREWERS (0.6%)
    58,598   Anheuser-Busch InBev N.V. ADR                                                    7,153
                                                                                         ----------
             DRUG RETAIL (1.3%)
   175,629   CVS Health Corp.                                                                17,240
                                                                                         ----------
             FOOD DISTRIBUTORS (0.1%)
    27,385   Sysco Corp.                                                                      1,073
                                                                                         ----------
             FOOD RETAIL (0.6%)
   147,900   Whole Foods Market, Inc.                                                         7,705
                                                                                         ----------
             HOUSEHOLD PRODUCTS (0.1%)
    23,424   Colgate-Palmolive Co.                                                            1,582
                                                                                         ----------
             HYPERMARKETS & SUPER CENTERS (1.2%)
   105,458   Costco Wholesale Corp.                                                          15,079
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (0.6%)
    12,272   Keurig Green Mountain, Inc.                                                 $    1,504
   186,894   Mondelez International, Inc. "A"                                                 6,586
                                                                                         ----------
                                                                                              8,090
                                                                                         ----------
             SOFT DRINKS (0.4%)
    47,654   Monster Beverage Corp.*                                                          5,573
                                                                                         ----------
             TOBACCO (0.5%)
    74,754   Philip Morris International, Inc.                                                5,998
                                                                                         ----------
             Total Consumer Staples                                                          69,493
                                                                                         ----------
             ENERGY (0.8%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
    63,622   Baker Hughes, Inc.                                                               3,689
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    97,866   Cabot Oil & Gas Corp.                                                            2,593
    58,429   Devon Energy Corp.                                                               3,522
                                                                                         ----------
                                                                                              6,115
                                                                                         ----------
             Total Energy                                                                     9,804
                                                                                         ----------
             FINANCIALS (4.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
    21,160   BlackRock, Inc.                                                                  7,205
    39,834   Waddell & Reed Financial, Inc. "A"                                               1,781
                                                                                         ----------
                                                                                              8,986
                                                                                         ----------
             CONSUMER FINANCE (1.1%)
   174,984   American Express Co.                                                            14,119
                                                                                         ----------
             DIVERSIFIED BANKS (0.5%)
   332,295   Bank of America Corp.                                                            5,034
    23,080   JPMorgan Chase & Co.                                                             1,255
                                                                                         ----------
                                                                                              6,289
                                                                                         ----------
             INVESTMENT BANKING & BROKERAGE (0.6%)
   225,900   Morgan Stanley                                                                   7,638
                                                                                         ----------
             MULTI-LINE INSURANCE (0.1%)
    13,343   American International Group, Inc.                                                 652
                                                                                         ----------
             REITs - SPECIALIZED (1.2%)
   121,500   American Tower Corp.                                                            11,780
    21,506   Public Storage                                                                   4,319
                                                                                         ----------
                                                                                             16,099
                                                                                         ----------

================================================================================

12  | USAA AGGRESSIVE GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             SPECIALIZED FINANCE (0.2%)
    16,381   Intercontinental Exchange, Inc.                                            $     3,370
                                                                                        -----------
             Total Financials                                                                57,153
                                                                                        -----------
             HEALTH CARE (20.6%)
             -------------------
             BIOTECHNOLOGY (10.0%)
    47,180   Alexion Pharmaceuticals, Inc.*                                                   8,645
   138,517   Amgen, Inc.                                                                     21,091
    60,080   Biogen Idec, Inc.*                                                              23,381
   252,268   Celgene Corp.*                                                                  30,060
   290,137   Gilead Sciences, Inc.*                                                          30,415
   141,838   Vertex Pharmaceuticals, Inc.*                                                   15,622
                                                                                        -----------
                                                                                            129,214
                                                                                        -----------
             HEALTH CARE DISTRIBUTORS (1.3%)
    78,430   McKesson Corp.                                                                  16,678
                                                                                        -----------
             HEALTH CARE EQUIPMENT (2.0%)
    44,709   Becton, Dickinson & Co.                                                          6,173
    45,211   C.R. Bard, Inc.                                                                  7,732
   104,605   Medtronic plc                                                                    7,469
    46,625   Zimmer Holdings, Inc.                                                            5,227
                                                                                        -----------
                                                                                             26,601
                                                                                        -----------
             HEALTH CARE FACILITIES (0.2%)
    30,091   HCA Holdings, Inc.*                                                              2,130
                                                                                        -----------
             HEALTH CARE SERVICES (0.5%)
   174,900   Envision Healthcare Holdings, Inc.*                                              6,013
                                                                                        -----------
             HEALTH CARE TECHNOLOGY (0.6%)
   127,700   Cerner Corp.*                                                                    8,473
                                                                                        -----------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    56,777   Agilent Technologies, Inc.                                                       2,145
                                                                                        -----------
             MANAGED HEALTH CARE (1.7%)
    82,856   Aetna, Inc.                                                                      7,608
    17,056   Anthem, Inc.                                                                     2,302
   119,200   UnitedHealth Group, Inc.                                                        12,665
                                                                                        -----------
                                                                                             22,575
                                                                                        -----------
             PHARMACEUTICALS (4.1%)
   105,600   AbbVie, Inc.                                                                     6,373
     7,278   Actavis plc*                                                                     1,940
    54,355   AstraZeneca plc ADR                                                              3,861
   106,923   Bristol-Myers Squibb Co.                                                         6,444
   134,818   Eli Lilly and Co.                                                                9,707

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    71,556   Johnson & Johnson                                                           $    7,166
   112,687   Merck & Co., Inc.                                                                6,793
    17,121   Salix Pharmaceuticals Ltd.*                                                      2,306
    19,100   Valeant Pharmaceuticals International, Inc.*                                     3,055
   143,900   Zoetis, Inc.                                                                     6,149
                                                                                         ----------
                                                                                             53,794
                                                                                         ----------
             Total Health Care                                                              267,623
                                                                                         ----------
             INDUSTRIALS (8.1%)
             ------------------
             AEROSPACE & DEFENSE (2.1%)
    52,375   Boeing Co.                                                                       7,614
   204,516   Honeywell International, Inc.                                                   19,993
                                                                                         ----------
                                                                                             27,607
                                                                                         ----------
             AIR FREIGHT & LOGISTICS (0.6%)
    78,718   United Parcel Service, Inc. "B"                                                  7,780
                                                                                         ----------
             AIRLINES (0.9%)
   259,900   Delta Air Lines, Inc.                                                           12,296
                                                                                         ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    24,137   Rockwell Automation, Inc.                                                        2,629
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (1.3%)
    23,622   3M Co.                                                                           3,834
   152,404   Danaher Corp.                                                                   12,555
                                                                                         ----------
                                                                                             16,389
                                                                                         ----------
             INDUSTRIAL MACHINERY (0.3%)
    40,720   Illinois Tool Works, Inc.                                                        3,791
                                                                                         ----------
             RAILROADS (2.1%)
   232,600   Union Pacific Corp.                                                             27,263
                                                                                         ----------
             RESEARCH & CONSULTING SERVICES (0.6%)
   169,300   Nielsen N.V.                                                                     7,375
                                                                                         ----------
             Total Industrials                                                              105,130
                                                                                         ----------
             INFORMATION TECHNOLOGY (36.9%)
             ------------------------------
             APPLICATION SOFTWARE (2.6%)
   137,500   Adobe Systems, Inc.*                                                             9,643
     1,710   FactSet Research Systems, Inc.                                                     246
    69,686   Intuit, Inc.                                                                     6,050
    76,600   Mobileye N.V.*                                                                   3,017
   125,200   Salesforce.com, Inc.*                                                            7,068
    58,500   Splunk, Inc.*                                                                    3,021
    60,300   Workday, Inc. "A"*                                                               4,791
                                                                                         ----------
                                                                                             33,836
                                                                                         ----------

================================================================================

14  | USAA AGGRESSIVE GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT (2.5%)
   163,030   Brocade Communications Systems, Inc.                                        $    1,813
   468,441   Cisco Systems, Inc.                                                             12,350
    70,515   F5 Networks, Inc.*                                                               7,871
   173,902   QUALCOMM, Inc.                                                                  10,862
                                                                                         ----------
                                                                                             32,896
                                                                                         ----------
             DATA PROCESSING & OUTSOURCED SERVICES (4.4%)
    11,111   Alliance Data Systems Corp.*                                                     3,209
   149,600   MasterCard, Inc. "A"                                                            12,272
   120,253   Paychex, Inc.                                                                    5,443
   143,738   Visa, Inc. "A"                                                                  36,640
                                                                                         ----------
                                                                                             57,564
                                                                                         ----------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
   160,790   Activision Blizzard, Inc.                                                        3,360
                                                                                         ----------
             INTERNET SOFTWARE & SERVICES (8.9%)
   138,000   Alibaba Group Holding Ltd. ADR*                                                 12,293
    51,340   Baidu, Inc. ADR*                                                                11,188
    34,660   CoStar Group, Inc.*                                                              6,395
   162,500   eBay, Inc.*                                                                      8,613
   330,666   Facebook, Inc. "A"*                                                             25,101
    24,800   Google, Inc. "A"*                                                               13,331
    46,780   Google, Inc. "C"*                                                               25,005
    16,184   IAC/InterActiveCorp.                                                               986
    57,100   LinkedIn Corp. "A"*                                                             12,833
                                                                                         ----------
                                                                                            115,745
                                                                                         ----------
             IT CONSULTING & OTHER SERVICES (0.7%)
   166,600   Cognizant Technology Solutions Corp. "A"*                                        9,018
                                                                                         ----------
             SEMICONDUCTOR EQUIPMENT (0.8%)
   322,300   Applied Materials, Inc.                                                          7,361
    39,249   KLA-Tencor Corp.                                                                 2,413
                                                                                         ----------
                                                                                              9,774
                                                                                         ----------
             SEMICONDUCTORS (4.3%)
   299,795   Altera Corp.                                                                     9,871
   157,200   ARM Holdings plc ADR                                                             7,363
   152,280   Broadcom Corp. "A"                                                               6,462
   112,024   Intel Corp.                                                                      3,701
    86,032   Linear Technology Corp.                                                          3,866
    85,506   Marvell Technology Group Ltd.                                                    1,325
   172,378   Maxim Integrated Products, Inc.                                                  5,704
    73,779   Microchip Technology, Inc.                                                       3,328
    46,903   Skyworks Solutions, Inc.                                                         3,895

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   133,100   Texas Instruments, Inc.                                                     $    7,114
    64,577   Xilinx, Inc.                                                                     2,491
                                                                                         ----------
                                                                                             55,120
                                                                                         ----------
             SYSTEMS SOFTWARE (4.7%)
    89,187   Check Point Software Technologies Ltd.*                                          6,883
   631,106   Microsoft Corp.                                                                 25,497
   515,957   Oracle Corp.                                                                    21,613
    96,200   Servicenow, Inc.*                                                                7,013
                                                                                         ----------
                                                                                             61,006
                                                                                         ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (7.7%)
   732,330   Apple, Inc.                                                                     85,800
   177,254   NetApp, Inc.                                                                     6,700
    23,068   SanDisk Corp.                                                                    1,751
    59,771   Western Digital Corp.                                                            5,811
                                                                                         ----------
                                                                                            100,062
                                                                                         ----------
             Total Information Technology                                                   478,381
                                                                                         ----------
             MATERIALS (2.9%)
             ----------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (1.2%)
   134,500   Monsanto Co.                                                                    15,868
                                                                                         ----------
             SPECIALTY CHEMICALS (1.7%)
    66,100   Ecolab, Inc.                                                                     6,859
    32,510   PPG Industries, Inc.                                                             7,246
    27,778   Sherwin-Williams Co.                                                             7,536
                                                                                         ----------
                                                                                             21,641
                                                                                         ----------
             Total Materials                                                                 37,509
                                                                                         ----------
             TELECOMMUNICATION SERVICES (2.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
   350,745   Verizon Communications, Inc.                                                    16,033
                                                                                         ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.9%)
   101,700   SBA Communications Corp. "A"*                                                   11,868
                                                                                         ----------
             Total Telecommunication Services                                                27,901
                                                                                         ----------
             Total Common Stocks (cost: $897,533)                                         1,285,104
                                                                                         ----------

             MONEY MARKET INSTRUMENTS (1.1%)

             MONEY MARKET FUNDS (1.1%)
14,804,104   State Street Institutional Liquid Reserves Fund Premier Class, 0.09%(a)         14,804
                                                                                         ----------
             Total Money Market Instruments (cost: $14,804)                                  14,804
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $912,337)                                          $1,299,908
                                                                                         ==========

================================================================================

16  | USAA AGGRESSIVE GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
($ in 000s)                             VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                     (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                  QUOTED PRICES   OTHER SIGNIFICANT      SIGNIFICANT
                              IN ACTIVE MARKETS          OBSERVABLE     UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS              INPUTS           INPUTS          TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                      $1,285,104                  $-               $-     $1,285,104
Money Market Instruments:
  Money Market Funds                     14,804                   -                -         14,804
---------------------------------------------------------------------------------------------------
Total                                $1,299,908                  $-               $-     $1,299,908
---------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT - Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at January 31, 2015.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $912,337)                         $1,299,908
   Receivables:
       Capital shares sold                                                                      938
       Dividends and interest                                                                   650
       Securities sold                                                                       19,822
       Other                                                                                    131
                                                                                         ----------
           Total assets                                                                   1,321,449
                                                                                         ----------
LIABILITIES
   Payables:
      Securities purchased                                                                   23,269
      Capital shares redeemed                                                                   517
   Accrued management fees                                                                      469
   Accrued transfer agent's fees                                                                 23
   Other accrued expenses and payables                                                           67
                                                                                         ----------
          Total liabilities                                                                  24,345
                                                                                         ----------
              Net assets applicable to capital shares outstanding                        $1,297,104
                                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                        $  919,892
  Accumulated overdistribution of net investment income                                     (23,630)
  Accumulated net realized gain on investments                                               13,271
  Net unrealized appreciation of investments                                                387,571
                                                                                         ----------
               Net assets applicable to capital shares outstanding                       $1,297,104
                                                                                         ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,146,204/29,639 shares outstanding)                   $    38.67
                                                                                         ==========
      Institutional Shares (net assets of $150,900/3,872 shares outstanding)             $    38.97
                                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $36)                                      $    8,129
   Interest                                                                                       4
                                                                                         ----------
       Total income                                                                           8,133
                                                                                         ----------
EXPENSES
   Management fees                                                                            2,722
   Administration and servicing fees:
       Fund Shares                                                                            1,433
       Institutional Shares                                                                      70
   Transfer agent's fees:
       Fund Shares                                                                            1,005
       Institutional Shares                                                                      70
   Custody and accounting fees:
       Fund Shares                                                                               92
       Institutional Shares                                                                      11
   Postage:
       Fund Shares                                                                               63
   Shareholder reporting fees:
       Fund Shares                                                                               30
   Trustees' fees                                                                                12
   Registration fees:
       Fund Shares                                                                               14
       Institutional Shares                                                                      11
   Professional fees                                                                             59
   Other                                                                                         11
                                                                                         ----------
           Total expenses                                                                     5,603
   Expenses paid indirectly:
       Fund Shares                                                                              (30)
       Institutional Shares                                                                      (4)
                                                                                         ----------
           Net expenses                                                                       5,569
                                                                                         ----------
NET INVESTMENT INCOME                                                                         2,564
                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                         34,114
   Change in net unrealized appreciation/depreciation                                        40,333
                                                                                         ----------
           Net realized and unrealized gain                                                  74,447
                                                                                         ----------
   Increase in net assets resulting from operations                                      $   77,011
                                                                                         ==========

See accompanying notes to financial statements.

================================================================================

20  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended
July 31, 2014

---------------------------------------------------------------------------------------------------
                                                                          1/31/2015       7/31/2014
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                 $    2,564      $    2,359
   Net realized gain on investments                                          34,114         163,003
   Change in net unrealized appreciation/depreciation
      of investments                                                         40,333          20,147
                                                                         --------------------------
      Increase in net assets resulting from operations                       77,011         185,509
                                                                         --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                           (22,980)        (24,842)
      Institutional Shares                                                   (3,308)         (2,596)
                                                                         --------------------------
         Total distributions of net investment income                       (26,288)        (27,438)
                                                                         --------------------------
   Net realized gains:
      Fund Shares                                                          (108,265)        (75,792)
      Institutional Shares                                                  (13,990)         (7,525)
                                                                         --------------------------
         Total distributions of net realized gains                         (122,255)        (83,317)
                                                                         --------------------------
      Distributions to shareholders                                        (148,543)       (110,755)
                                                                         --------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                              115,009          16,872
   Institutional Shares                                                      40,780         (53,800)
                                                                         --------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                         155,789         (36,928)
                                                                         --------------------------
   Net increase in net assets                                                84,257          37,826

NET ASSETS
   Beginning of period                                                    1,212,847       1,175,021
                                                                         --------------------------
   End of period                                                         $1,297,104      $1,212,847
                                                                         ==========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                                         $  (23,630)     $       94
                                                                         ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to

================================================================================

22  | USAA AGGRESSIVE GROWTH FUND

================================================================================

time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

        last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined.
        In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

24  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

26  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, brokerage commission recapture credits reduced the expenses of the Fund Shares and Institutional Shares by $30,000 and $4,000, respectively. For the six-month period ended January 31, 2015 there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $3,000, which represents 1.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

28  | USAA AGGRESSIVE GROWTH FUND

================================================================================

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $333,486,000 and $329,687,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $398,186,000 and $10,615,000, respectively, resulting in net unrealized appreciation of $387,571,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                          SIX-MONTH
                                                        PERIOD ENDED                YEAR ENDED
                                                      JANUARY 31, 2015            JULY 31, 2014
---------------------------------------------------------------------------------------------------
                                                    SHARES       AMOUNT        SHARES      AMOUNT
                                                    -----------------------------------------------
FUND SHARES:
Shares sold                                          1,453      $ 59,793        3,180     $ 127,591
Shares issued from
 reinvested dividends                                3,239       129,499        2,522        99,431
Shares redeemed                                     (1,795)      (74,283)      (5,234)     (210,150)
                                                    -----------------------------------------------
Net increase from
 capital share transactions                          2,897      $115,009          468     $  16,872
                                                    ===============================================
INSTITUTIONAL SHARES:
Shares sold                                            779      $ 32,929          389     $  15,679
Shares issued from
 reinvested dividends                                  429        17,298          255        10,121
Shares redeemed                                       (224)       (9,447)      (2,025)      (79,600)
                                                    -----------------------------------------------
Net increase (decrease) from
 capital share transactions                            984      $ 40,780       (1,381)    $ (53,800)
                                                    ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

================================================================================

30  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $750 million of average net assets, 0.40% of that portion of average net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of average net assets over $1.5 billion. For the six-month period ended January 31, 2015, the Fund's effective annualized base fee was 0.46% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Large-Cap Growth Funds Index over the performance period. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
--------------------------------------------------------------------------------
+/- 100 to 400                               +/- 4
+/- 401 to 700                               +/- 5
+/- 701 and greater                          +/- 6

(1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $2,722,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(208,000) and $(21,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.04)% and (0.03)%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and Winslow Capital Management, LLC (Winslow Capital), under which Wellington Management and Winslow Capital direct the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.325% on the first $300 million, 0.30% on the next $700 million, and 0.28% on assets over $1 billion of the portion of the Fund's average net assets that Wellington Management manages. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $944,000.

    The Manager (not the Fund) pays Winslow Capital a subadvisory fee in the annual amount of 0.40% on the first $100 million, 0.35% on the next $250 million, 0.30% on the next $250 million, and 0.25% on the next $400 million of the portion of the Fund's average net assets that Winslow Capital manages. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to Winslow Capital, of $1,119,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services,

================================================================================

32  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% and 0.10% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2015, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,433,000 and $70,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $20,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2015, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,005,000 and $70,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS | 33

================================================================================

funds for the purpose of exercising management or control. As of January 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                     0.1
USAA Cornerstone Equity Fund                                           0.4
USAA Target Retirement Income Fund                                     0.5
USAA Target Retirement 2020 Fund                                       1.2
USAA Target Retirement 2030 Fund                                       3.1
USAA Target Retirement 2040 Fund                                       3.9
USAA Target Retirement 2050 Fund                                       2.2
USAA Target Retirement 2060 Fund                                       0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

34  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                  JANUARY 31,                    YEAR ENDED JULY 31,
                               -----------------------------------------------------------------------------
                                     2015             2014         2013       2012           2011       2010
                               -----------------------------------------------------------------------------
Net asset value at
 beginning of period           $    40.90       $    38.44   $    35.09   $  34.57     $    27.56   $  24.83
Income (loss) from investment
 operations:
 Net investment income (loss)         .09              .79          .13        .00(a)        (.01)       .08
 Net realized and
  unrealized gain                    2.57             5.47         6.73        .52           7.03       2.77
                               -----------------------------------------------------------------------------
Total from investment
 operations                          2.66             6.26         6.86        .52           7.02       2.85
                               -----------------------------------------------------------------------------
Less distributions from:
 Net investment income               (.79)            (.89)        (.08)         -           (.01)      (.12)
 Realized capital gains             (4.10)           (2.91)       (3.43)         -              -          -
                               -----------------------------------------------------------------------------
Total distributions                 (4.89)           (3.80)       (3.51)         -           (.01)      (.12)
                               -----------------------------------------------------------------------------
Net asset value at end
 of period                     $    38.67       $    40.90   $    38.44   $  35.09     $    34.57   $  27.56
                               =============================================================================
Total return (%)*                    6.29            16.82        21.34       1.50          25.47      11.48(b)
Net assets at end of
 period (000)                  $1,146,204       $1,093,796   $1,009,963   $878,246     $1,207,205   $997,867
Ratios to average
 net assets:**
 Expenses (%)(c)                      .89(d)           .93         1.08       1.08           1.02       1.06(b)
 Net investment
  income (loss) (%)                   .37(d)           .17          .40       (.01)          (.12)       .27
Portfolio turnover (%)                 26               68           67         55             63        156(e)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $1,138,403,000.
(a) Represents less than $0.01 per share.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund Shares
    $327,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund
    Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Share's expenses paid indirectly decreased the expense ratios as follows:
                                     (.01%)           (.00%)(+)    (.01%)     (.01%)         (.00%)(+)  (.01%)
    (+)Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                  JANUARY 31,                   YEAR ENDED JULY 31,
                                 ---------------------------------------------------------------------
                                     2015           2014       2013       2012       2011         2010
                                 ---------------------------------------------------------------------
Net asset value at
 beginning of period             $  41.22       $  38.67   $  35.26   $  34.60   $  27.58      $ 24.85
                                 ---------------------------------------------------------------------
Income (loss)
 from investment operations:
 Net investment income                .03           1.10        .30        .13        .14          .23
 Net realized and
  unrealized gain                    2.70           5.29       6.73        .53       7.02         2.75
                                 ---------------------------------------------------------------------
Total from investment
 operations                          2.73           6.39       7.03        .66       7.16         2.98
                                 ---------------------------------------------------------------------
Less distributions from:
 Net investment income               (.88)          (.93)      (.19)         -       (.14)        (.25)
 Realized capital gains             (4.10)         (2.91)     (3.43)         -          -            -
                                 ---------------------------------------------------------------------
Total distributions                 (4.98)         (3.84)     (3.62)         -       (.14)        (.25)
                                 ---------------------------------------------------------------------
Net asset value at
 end of period                   $  38.97       $  41.22   $  38.67   $  35.26   $  34.60      $ 27.58
                                 =====================================================================
Total return (%)*                    6.42          17.09      21.79       1.91      26.00        11.97
Net assets at end of
 period (000)                    $150,900       $119,051   $165,058   $177,320   $136,837      $70,397
Ratios to average net assets:**
 Expenses (%)(a)                      .67(c)         .68        .71        .68        .58(b)       .60(b)
 Expenses, excluding
  reimbursements (%)(a)               .67(c)         .68        .71        .68        .58          .60
 Net investment income (%)            .60(c)         .43        .78        .37        .31          .62
Portfolio turnover (%)                 26             68         67         55         63          156(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $138,897,000.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                     (.01%)         (.00%)(+)  (.00%)(+)  (.01%)     (.00%)(+)    (.01%)
    (+)Represents less than 0.01% of average net assets.
(b) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to .61% of the Institutional
    Shares' average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

36  | USAA AGGRESSIVE GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING               ENDING               DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2014 -
                                        AUGUST 1, 2014         JANUARY 31, 2015       JANUARY 31, 2015
                                        --------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,062.90                  $4.63

Hypothetical
 (5% return before expenses)                1,000.00               1,020.72                   4.53

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,064.20                   3.49

Hypothetical
 (5% return before expenses)                1,000.00               1,021.83                   3.41

* Expenses are equal to the annualized expense ratio of 0.89% for Fund Shares and 0.67% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 6.29% for Fund Shares and 6.42% for Institutional Shares for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

38  | USAA AGGRESSIVE GROWTH FUND

================================================================================

TRUSTEES                         Daniel S. McNamara
                                 Robert L. Mason, Ph.D.
                                 Jefferson C. Boyce
                                 Dawn M. Hawley
                                 Paul L. McNamara
                                 Barbara B. Ostdiek, Ph.D.
                                 Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                USAA Asset Management Company
INVESTMENT ADVISER               P.O. Box 659453
                                 San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                  USAA Investment Management Company
DISTRIBUTOR                      P.O. Box 659453
                                 San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                   USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                    State Street Bank and Trust Company
ACCOUNTING AGENT                 One Lincoln Street
                                 Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                      Ernst & Young LLP
REGISTERED PUBLIC                100 West Houston St., Suite 1800
ACCOUNTING FIRM                  San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                      Under "My Accounts" on
SELF-SERVICE 24/7                usaa.com select your mutual fund
AT USAA.COM                      account and either click the link or
                                 select 'I want to...' and select
OR CALL                          the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        We know what it means to serve.(R)

   =============================================================================
   23418-0315                                (C)2015, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.